Schedule of Purchase Price Allocation of the Assets Acquired and Liabilities Assumed (Details)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jul. 13, 2021 USD ($)	Jul. 02, 2021 USD ($)	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 01, 2021 USD ($)	Mar. 01, 2021 EUR (€)	Jan. 21, 2021 USD ($)	Sep. 03, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	[1]
Business Acquisition [Line Items]
Goodwill	$ 20,993,275	$ 22,275,313				$ 40,937,370
Bethard Group Limited [Member]
Business Acquisition [Line Items]
Cash
Receivables reserved for users			3,109,782
Intangible assets (developed software)			18,100,000
Goodwill			11,292,685
Other non-current assets			1,180,463
Accrued liabilities			(5,634)
Player liability			(3,108,425)
Deferred income taxes			(3,801,000)
Total purchase price consideration			$ 26,767,871
GG Circuit LLC [Member]
Business Acquisition [Line Items]
Cash					$ 6,023
Accounts receivable					102,701
Prepaid expenses and other current assets					97,083
Equipment					7,704
Intangible assets (developed software)				$ 16,300,000	16,300,000
Goodwill					11,445,832
Accounts payable and accrued expenses					263,132
Deferred income taxes					(3,423,000)
Total purchase price consideration					24,273,211
Accounts payable and accrued expenses					(263,132)
Helix Holdings LLC [Member]
Business Acquisition [Line Items]
Cash					35,309
Accounts receivable					3,054
Prepaid expenses and other current assets					76,933
Equipment					643,537
Operating lease right-of-use asset					803,503
Intangible assets (developed software)				$ 3,600,000	3,600,000
Goodwill					12,393,591
Other non-current assets					31,015
Deferred revenue					9,036
Operating lease liability					803,503
Long-term debt					117,270
Deferred income taxes					(756,000)
Total purchase price consideration					15,901,133
Deferred revenue					(9,036)
Operating lease liability					(803,503)
Long-term debt					$ (117,270)
Lucky Dino Gaming Limited [Member]
Business Acquisition [Line Items]
Restricted cash							$ 1,203,185	€ 998,205
Other receivables							131,111
Equipment							13,765
Operating lease right-of-use asset							371,898
Intangible assets (developed software)							19,100,000
Goodwill							10,541,217
Other non-current assets							37,840
Accounts payable and accrued expenses							319,149
Liabilities to customers							(574,244)
Operating lease liability							371,898
Total purchase price consideration							30,133,725	€ 25,000,000
Accounts payable and accrued expenses							(319,149)
Operating lease liability							$ (371,898)
Esports Gaming League [Member]
Business Acquisition [Line Items]
Cash									$ 4,036
Accounts receivable									141,031
Other receivables									32,923
Equipment									11,274
Intangible assets (developed software)									1,371,789
Goodwill									1,978,668
Other non-current assets									5,382
Accounts payable and accrued expenses									118,157
Deferred revenue									95,062
Notes payable									(68,589)
Deferred income taxes									(288,076)
Total purchase price consideration									2,975,219
Accounts payable and accrued expenses									(118,157)
Deferred revenue									$ (95,062)
Argyll Entertainment [Member]
Business Acquisition [Line Items]
Cash											$ 21,074
Receivables reserved for users											27,777
Prepaid expenses and other current assets											413,441
Other receivables											605,898
Equipment											70,712
Operating lease right-of-use asset											373,016
Intangible assets (developed software)											7,333,536
Goodwill											4,143,224
Other non-current assets											1,130,034
Accounts payable and accrued expenses											2,471,244
Liabilities to customers											(1,737,106)
Notes payable											(327,390)
Operating lease liability											240,353
Deferred income taxes											(1,540,043)
Total purchase price consideration											7,802,576
Accounts payable and accrued expenses											(2,471,244)
Operating lease liability											$ (240,353)
Flip Sports Limited [Member]
Business Acquisition [Line Items]
Intangible assets (developed software)										$ 550,000
Goodwill										461,817
Total purchase price consideration										$ 1,011,817

[1]	As of July 1, 2020 the Company had not yet acquired any goodwill.